Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders' Equity
Shareholders' Equity

Note 20 - Shareholders’ Equity

(a)	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares (192,873,810 common shares issued and outstanding as at June 30, 2026) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital for the periods ended June 30, 2026 and December 31, 2025 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2025	192,552,695	$5,769.1
Exercise of stock options	110,917	9.9
Vesting of restricted share units	33,274	5.7
Dividend reinvestment plan	101,806	18.7
Balance at December 31, 2025	192,798,692	$5,803.4

Balance at January 1, 2026	192,798,692	$5,803.4
Exercise of stock options	6,883	0.8
Vesting of restricted share units	34,834	6.1
Dividend reinvestment plan	33,401	7.3
Balance at June 30, 2026	192,873,810	$5,817.6

(b)	Dividends

For the three months ended June 30, 2026, the Company declared dividends of $0.44 per common share (Q2 2025 – $0.38). For the six months ended June 30, 2026 the Company declared dividends of $0.88 per common share (H1 2025 - $0.76). Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Cash dividends	$80.6	$67.0	$161.1	$137.2
DRIP dividends	3.4	5.9	7.3	9.1
	$84.0	$72.9	$168.4	$146.3